Organization and Principal Activities - Additional Information (Parenthetical) (Detail) (Tianjin Gopher Asset Management Co., Ltd.)	Dec. 31, 2014
Tianjin Gopher Asset Management Co., Ltd.
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity interest sold to Gopher Asset	100.00%